Borrowings - Schedule of Movements of Borrowings (Detail) - Long-term borrowings [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 12,537,853
New borrowings and financing	12,691,980
Accrued interest	1,136,649
Effects of foreign exchange rate variation	458,793
Interest payments	(2,908,836)
Principal payments	(17,475,599)
Ending balance	$ 6,440,840